Deposits (Schedule of Maturities of Time Deposits) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Time Deposits 250000 or More [Member]
2016	$ 962
2017	252
2018	626
2019	1,683
2020	503
Later	1,309
Time deposits, $100,000 or more	5,335
Other [Member]
2016	57,599
2017	21,262
2018	12,600
2019	16,987
2020	17,634
Later	9,713
Time deposits, other	135,795
Certificates of Deposit [Member]
2016	58,561
2017	21,514
2018	13,226
2019	18,670
2020	18,137
Later	11,022
Total time deposits	$ 141,130